Expense Example - Class A C IS and R6 Shares - Federated Hermes MDT Mid Cap Growth Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	671	928	1,204	1,989	309	646	1,108	2,390	106	331	574	1,271	97	303	525	1,166